Cash and cash equivalents - Summary of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents [abstract]
Cash	$ 371,057	$ 173,801
Short-term bank deposits	80,905	3,941
Cash and cash equivalents	$ 451,962	$ 177,742	$ 286,312